Trade Receivables	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Trade Receivables
9	TRADE RECEIVABLES

	December 31, 2023	December 31, 2022
	S$’000	S$’000
Outside parties	107,744	88,808

The credit period on rendering of service to outside parties is 30 to 120 days (2022: 30 to 60 days). No interest is charged on the trade receivables during the credit period of the invoices. Thereafter, interest may be charged ranging from 5% to 18% per annum (2022: 5% to 18% per annum) on the outstanding balance.
Loss allowance for trade receivables has been measured at an amount equal to the lifetime ECL. The
EC
L on trade receivables is estimated using an allowance matrix by reference to past default experience of the debtors and an analysis of the debtors’ current financial position, adjusted fo
r
factors that are specific to the debtors, and where relevant, general economic conditions of the industry in which the debtors operate.

The following table details the risk profile of trade receivables from contracts with customers based on the Group’s provision matrix. As the Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between the Group’s different customer base.

	Trade receivables – days past due
	Current	1 – 30 days	31 – 60 days	61 – 90 days	> 90 days	Total
	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000
December 31, 2023
Estimated total gross carrying amount at default:
Outside parties	66,898	34,530	2,671	1,554	2,094	107,747
Expected credit loss	—	—	—	—	(3)	(3)

	66,898	34,530	2,671	1,554	2,091	107,744

December 31, 2022
Estimated total gross carrying amount at default:
Outside parties	55,716	32,007	811	370	8	88,912
Expected credit loss	—	—	—	(96)	(8)	(104)

	55,716	32,007	811	274	—	88,808